Commitments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of Commitments [Line Items]
Operating Leases, Income Statement, Sublease Income		$ 127
Operating Leases, Net Rent Expense	$ 655	599
Research and Development and Other commitment	2,889	4,032
Purchase Obligation, Due in Next Twelve Months	1,180
Purchase Obligation Expended	$ 834	$ 2,148